COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

a)
Contractual obligations with franchisees

        The Group establishes franchise arrangements with franchisees in the PRC to grant trademark of "CENTURY 21®" for a contractual period and receives recurring franchise fees throughout the period. The Group is obligated to provide ongoing support to franchisees for the operation of "CENTURY 21®" system and provide operational guidance and training to franchisees.

b)
Operating lease commitments

        The Group has operating lease agreements principally for its administrative offices and real estate brokerage stores. These leases expire by 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2011 ,2012 and 2013 were RMB180.8 million , RMB114.0 million and RMB125.4 million , respectively.

        Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2013 are as follows (in RMB thousands):

For the year ending December 31,
2014	97,926
2015	63,641
2016	30,544
2017	19,805
2018	12,274
2019	2,350

Total	226,540

c)
Minimum Service Fees

        The Group is required to pay annual minimum service fees to Realogy for the licensing of the CENTURY 21® brand to 2025. The minimum service fees is the greater of the minimum of US$100,000 (approximately RMB605,370) or an amount calculated by multiplying US$500 (approximately RMB3,027) by the number of sales offices in the Group's CENTURY 21® franchise network. The minimum service fees for future years are as follows (in RMB thousands):

2014	605
2015	605
2016	605
2017	605
2018	605
Thereafter	3,784

Total	6,809

d)
Litigation

        From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Group's financial position or results of operations. However, litigation is subject to inherent uncertainties and the Group's view of these matters may change in the future. When an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Group's financial position and results of operations for the periods in which the unfavorable outcome occurs, and potentially in future periods.

e)
Contingent Consideration payable

        The contingent consideration payable arose from the Company's business acquisition of SG International Investments Limited in the second quarter of 2011 and is measured at fair value. The contingent consideration payable as of December 31, 2013 was RMB5.6 million (US$0.9 million).

f)
Long-term Deposits Payable

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2013 were RMB10.6 million (US$1.8 million).